Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Six months ended June 30,
	2024	2025

Time charters	$325,915	$316,520
Voyage charters	286,432	159,674
Pool revenues	(82)	1,864
	$612,265	$478,058